Leases	6 Months Ended
Mar. 31, 2023
Leases [Abstract]
LEASES

Note 7 — LeaseS

The Company has several operating leases for offices. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Effective October 1, 2022, the Company adopted the new lease accounting standard using a modified retrospective transition method which allowed the Company not to recast comparative periods presented in its consolidated financial statements. In addition, the Company elected the package of practical expedients, which allowed the Company to not reassess whether any existing contracts contain a lease, to not reassess historical lease classification as operating or finance leases, and to not reassess initial direct costs. The Company has not elected the practical expedient to use hindsight to determine the lease term for its leases at transition. The Company combines the lease and non-lease components in determining the ROU assets and related lease obligation. Adoption of this standard resulted in the recording of operating lease ROU assets and corresponding operating lease liabilities as disclosed below and had no impact on accumulated deficit as of October 1, 2022. ROU assets and related lease obligations are recognized at commencement date based on the present value of remaining lease payments over the lease term.

Operating lease expenses were $165,937 and $209,360, respectively, for the six months ended March 31, 2023 and 2022. Short-term lease expenses were $216,015 and $127,840, respectively, for the six months ended March 31, 2023 and 2022. Cash paid for amounts included in the measurement of lease liabilities amounted to $78,329 and nil for the six months ended March 31, 2023 and 2022.

The table below presents the operating lease related assets and liabilities recorded on the unaudited condensed consolidated balance sheets.

March 31, 2023

Operating lease right-of-use assets, net	$1,549,527

Operating lease liabilities - current	443,301
Operating lease liabilities - non-current	1,143,579
Total operating lease liabilities	$1,586,880

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of March 31, 2023:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	3.17 years
Weighted average discount rate	4.75%

The following is a schedule of maturities of lease liabilities as of March 31, 2023:

Twelve months ending March 31,
2024	$548,443
2025	466,791
2026	250,451
2027	250,451
2028	231,522
Thereafter	141,001
Total future minimum lease payments	1,888,659
Less: imputed interest	301,779
Present value of lease liabilities	$1,586,880